Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-40400
Entity Registrant Name	Digital Brands Group, Inc.
Entity Central Index Key	0001668010
Entity Tax Identification Number	46-1942864
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	350 Texas Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78664
City Area Code	(212)
Local Phone Number	524-6860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DBGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false